CREDIT FACILITIES, NOTES PAYABLE AND REPURCHASE FACILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
CREDIT FACILITIES, NOTES PAYABLE AND REPURCHASE FACILITIES
NOTE 9 — CREDIT FACILITIES, NOTES PAYABLE AND REPURCHASE FACILITIES
As of June 30, 2021, the Company had $2.5 billion of debt outstanding, including net deferred financing costs, with a weighted average years to maturity of 1.6 years and a weighted average interest rate of 2.8%. The weighted average years to maturity is computed using the scheduled repayment date as specified in each loan agreement where applicable. The weighted average interest rate is computed using the interest rate in effect until the scheduled repayment date.
The following table summarizes the debt balances as of June 30, 2021 and December 31, 2020, and the debt activity for the six months ended June 30, 2021 (in thousands):

		During the Six Months Ended June 30, 2021
	Balance as of December 31, 2020	Debt Issuances & Assumptions (1)	Repayments & Modifications (2)	Accretion and (Amortization)	Balance as of June 30, 2021
Notes payable — fixed rate debt	$578,096	$—	$(54,534)	$—	$523,562
Notes payable — variable rate debt	—	102,553	(8,351)	—	94,202
Credit facilities	1,336,500	320,000	(235,000)	—	1,421,500
Repurchase facilities	235,380	270,182	(136)	—	505,426

Total debt	2,149,976	692,735	(298,021)	—	2,544,690

Net premiums (3)	149	—	—	(149)	—
Deferred costs — credit facility (4)	(3,543)	—	—	1,466	(2,077)
Deferred costs — fixed rate debt	(1,589)	—	45	374	(1,170)
Deferred costs — variable rate debt	—	(1,346)	—	712	(634)

Total debt, net	$2,144,993	$691,389	$(297,976)	$2,403	$2,540,809

(1)	Includes deferred financing costs incurred during the period.
(2)	In connection with the repayment of certain mortgage notes, the Company recognized a loss on extinguishment of debt of $1.5 million during the six months ended June 30, 2021.
(3)
Net premiums on mortgage notes payable were recorded upon the assumption of the respective debt instruments. Amortization of these net premiums is recorded as a reduction to interest expense over the remaining term of the respective debt instruments using the effective-interest method.

(4)	Deferred costs related to the term portion of the CMFT Credit Facility (as defined below).
Notes Payable
As of June 30, 2021, the fixed rate debt outstanding of $523.6 million included $21.5 million of variable rate debt that is fixed through interest rate swap agreements, which has the effect of fixing the variable interest rates per annum through the maturity date of the variable rate debt. The fixed rate debt has interest rates ranging from 2.6% to 4.6% per annum. The fixed rate debt outstanding matures on various dates from July 2021 to
December 2024. Should a loan not be repaid by its scheduled repayment date, the applicable interest rate may increase as specified in the respective loan agreement. The aggregate balance of gross real estate assets, net of gross intangible lease liabilities, securing the fixed rate debt outstanding was $904.5 million as of June 30, 2021. Each of the mortgage notes payable comprising the fixed rate debt is secured by the respective properties on which the debt was placed.
Upon completing foreclosure to take control of the assets which previously secured the Company’s mezzanine loans in January 2021, the Company assumed $102.6 million in variable rate debt related to the underlying properties. As of June 30, 2021, the variable rate debt outstanding of $94.2 million had a weighted average interest rate of 5.5%. The variable rate debt outstanding matures on May 9, 2022.
Credit Facilities
The Company has a second amended and restated unsecured credit agreement (the “CMFT Second Amended and Restated Credit Agreement”) with JPMorgan Chase Bank, N.A. as administrative agent (“JPMorgan Chase”), and the other lenders party thereto that provides for borrowings of up to $1.24 billion as of June 30, 2021, which includes an $885.0 million unsecured term loan (the “CMFT Term Loan”) and up to $350.0 million in unsecured revolving loans (the “CMFT Revolving Loans” and, collectively with the CMFT Term Loan, the “CMFT Credit Facility”). The CMFT Credit Facility matures on March 15, 2022.
Depending upon the type of loan specified and overall leverage ratio, the CMFT Credit Facility bears interest at (i) the one-month,
two-month,
three-month
or
six-month
LIBOR multiplied by the statutory reserve rate (the “Eurodollar Rate”) plus an interest rate spread ranging from 1.65% to 2.25% or (ii) a base rate, ranging from 0.65% to 1.25%, plus the greater of: (a) JPMorgan Chase’s prime rate; (b) the Federal Funds Effective Rate (as defined in the CMFT Second Amended and Restated Credit Agreement) plus 0.50%; or (c) the one-month
LIBOR multiplied by the statutory reserve rate plus 1.00%.
On December 21, 2020, as a result of CCPT V’s merger with the Company, a subsidiary of the Company assumed CCPT V’s obligations pursuant to the credit agreement by and among Cole Operating Partnership V, LP, the operating partnership of CCPT V (“CCPT V OP”), JPMorgan Chase, as administrative agent, and the lender parties thereto (the “CCPT V Credit Agreement”), including as guarantor under a guaranty provided by CCPT V, and as modified by a modification agreement dated as of May 31, 2018 and subsequently modified following the consummation of CCPT V’s merger with the Company by a second modification agreement on December 21, 2020. The CCPT V Credit Agreement allows for borrowings of up to $350.0 million (the “CCPT V Credit Facility”). The CCPT V Credit Facility includes $220.0 million in term loans outstanding (the “CCPT V Term Loans”) and up to $130.0 million in revolving loans (the “CCPT V Revolving Loans,” and, collectively with the CMFT Revolving Loans, the “Revolving Loans”). The CCPT V Credit Facility matures on March 15, 2022.
Depending upon the type of loan specified and overall leverage ratio, the CCPT V Credit Facility bears interest at (i) the one-month,
two-month,
three-month or
six-month
LIBOR multiplied by the statutory reserve rate (the “Adjusted LIBO Rate”) for the interest period plus an applicable rate ranging from 1.30% to 1.70%; or (ii) a base rate ranging from 0.30% to 0.70%, plus the greater of: (a) JPMorgan Chase’s Prime Rate (as defined in the CCPT V Credit Agreement); (b) the NYFRB Rate (as defined in the CCPT V Credit Agreement) plus 0.50%; or (c) the Adjusted LIBO Rate for a period of one month plus 1.0%.
As of June 30, 2021, there were no amounts outstanding under the Revolving Loans. As of June 30, 2021, the CMFT Term Loan and CCPT V Term Loans (collectively the “Term Loans”) outstanding totaled
$1.11 billion, $220.0 million of which is subject to interest rate swap agreements (the “Swapped Term Loans”). The interest rate swap agreements had the effect of fixing the Eurodollar Rate per annum of the Swapped Term Loans at an all-in
rate of 4.2%. As of June 30, 2021, the Company had $1.11 billion outstanding under the CMFT Credit Facility and CCPT V Credit Facility (collectively the “Credit Facilities”) at a weighted average interest rate of 2.5% and $480.0 million in unused capacity, subject to borrowing availability. The Company had available borrowings of $12.2 million as of June 30, 2021.
The CMFT Second Amended and Restated Credit Agreement and the CCPT V Credit Agreement (collectively, the “Credit Agreements”) contain provisions with respect to covenants, events of default and remedies customary for facilities of this nature. In particular, the CMFT Second Amended and Restated Credit Agreement requires the Company to maintain a minimum consolidated net worth greater than or equal to the sum of $1.75 billion under the CMFT Second Amended and Restated Credit Agreement, and a leverage ratio less than or equal to 60%. The CCPT V Credit Agreement requires a minimum consolidated net worth not less than $225.0 million plus 75% of the equity issued and a net leverage ratio less than or equal to 60%. Each of the Credit Agreements require a fixed charge coverage ratio greater than 1.50, an unsecured debt to unencumbered asset value ratio equal to or less than 60%, an unsecured debt service coverage ratio greater than 1.75, a secured debt ratio equal to or less than 40% and the amount of secured debt that is recourse debt at no greater than 15% of total asset value. The Company believes it was in compliance with the financial covenants under the CMFT Second Amended and Restated Credit Agreement and the CCPT V Credit Agreement, as well as the financial covenants under the Company’s various fixed and variable rate debt agreements, as of June 30, 2021.
On December 31, 2019 (the “Closing Date”), CMFT Corporate Credit Securities, LLC, an indirect wholly-owned, bankruptcy-remote subsidiary of the Company, entered into a revolving credit and security agreement (the “Credit and Security Agreement”) with the lenders from time to time parties thereto, Citibank, N.A. (“Citibank”), as administrative agent, CMFT Securities Investments, LLC, a wholly-owned subsidiary of the Company (“CMFT Securities”), as equityholder and as collateral manager, Citibank (acting through its Agency & Trust division), as both a collateral agent and as a collateral custodian, and Virtus Group, LP, as collateral administrator. The Credit and Security Agreement provides for borrowings in an aggregate principal amount up to $500.0 million (the “Credit Securities Revolver”), which may be increased from time to time pursuant to the Credit and Security Agreement. As of June 30, 2021, the amounts borrowed and outstanding under the Credit Securities Revolver totaled $316.5 million at a weighted average interest rate of 1.8%. Subsequent to June 30, 2021, the Company received borrowings in an aggregate principal amount of $50.0 million under the Credit and Security Agreement, as discussed in Note 17 — Subsequent Events.
Borrowings under the Credit and Security Agreement will bear interest equal to the three-month LIBOR for the relevant interest period, plus an applicable rate. The applicable rate is 1.70% per annum during the reinvestment period and 2.00% per annum during the amortization period (and, in each case, an additional 2.00% per annum following an event of default under the Credit and Security Agreement). The reinvestment period begins on the Closing Date and concludes on the earlier of (i) the date that is three years after the Closing Date, (ii) the final maturity date and (iii) the date on which the total assets under management of the Company and its wholly-owned subsidiaries is less than $1.25 billion (the “Reinvestment Period”). The final maturity date is the earliest to occur of: (i) the date that the Credit Securities Revolver is paid down and (ii) the second anniversary after the Reinvestment Period concludes. Borrowings under the Credit and Security Agreement are secured by substantially all of the assets held by CMFT Corporate Credit Securities, LLC, which shall primarily consist of broadly-syndicated senior secured loans subject to certain eligibility criteria under the Credit and Security Agreement.
Repurchase Facilities
On June 4, 2020, CMFT RE Lending RF Sub CB, LLC, an indirect wholly-owned subsidiary of the Company, entered into a Master Repurchase Agreement with Citibank (the “Citibank Repurchase Agreement”), which provides up to $300.0 million of financing primarily through Citibank’s purchase of the Company’s CRE mortgage loans and future funding advances (the “Citibank Repurchase Facility”). On September 21, 2020, CMFT RE Lending RF Sub BB, LLC, an indirect wholly-owned subsidiary of the Company, entered into a second Master Repurchase Agreement with Barclays Bank PLC (“Barclays”) (the “Barclays Repurchase Agreement”), which provides up to $500.0 million of financing primarily through Barclays’ purchase of the Company’s CRE mortgage loans and future funding advances (the “Barclays Repurchase Facility”). Additionally, on May 20, 2021, CMFT RE Lending RF Sub WF, LLC, an indirect wholly-owned subsidiary of the Company, entered into a third Master Repurchase Agreement with Wells Fargo Bank, N.A. (“Wells Fargo”) (the “Wells Fargo Repurchase Agreement”), which provides up to $250.0 million of financing primarily through Wells Fargo’s purchase of the Company’s CRE mortgage notes and future funding advances (the “Wells Fargo Repurchase Facility,” and, collectively with the Citibank Repurchase Facility and Barclays Repurchase Facility, the “Repurchase Facilities”).
The Citibank Repurchase Agreement, the Barclays Repurchase Agreement, and the Wells Fargo Repurchase Agreement (collectively, the “Repurchase Agreements”) provide for simultaneous agreements by Citibank, Barclays and Wells Fargo to re-sell
such purchased CRE mortgage loans back to CMFT RE Lending RF Sub CB, LLC, CMFT RE Lending RF Sub BB, LLC and CMFT RE Lending RF Sub WF, LLC (collectively, the “CMFT Lending Subs”) at a certain future date or upon demand. Advances under the Repurchase Agreements accrue interest at per annum rates based on the one-month
LIBOR, plus a spread ranging from 2.10% to 4.60% to be determined on a case-by-case
basis between Citibank, Barclays or Wells Fargo and the CMFT Lending Subs. The Repurchase Facilities mature on various dates between June 2023 and May 2024, with two one-year
extension options, subject to certain conditions set forth in the Repurchase Agreements. Subsequent to June 30, 2021, the Company amended the Barclays Repurchase Agreement to extend the maturity date to September 21, 2024, as further discussed in Note 17 — Subsequent Events.
In connection with the Repurchase Agreements, the Company (as the guarantor) entered into guaranties with Citibank, Barclays and Wells Fargo (the “Guaranties”), under which the Company agreed to guarantee up to 25% of the CMFT Lending Subs’ obligations under the Repurchase Agreements. As of June 30, 2021, the Company had nine senior loans with an aggregate carrying value of $727.4 million financed with $505.4 million under the Repurchase Facilities, $250.0 million of which was financed under the Barclays Repurchase Facility at a weighted average interest rate of 2.5%, $188.0 million of which was financed under the Citibank Repurchase Facility at a weighted average interest rate of 2.2%, and $67.4 million of which was financed under the Wells Fargo Repurchase Facility at a weighted average interest rate of 1.8%.
The Repurchase Agreements and the Guaranties contain representations, warranties, covenants, conditions precedent to funding, events of default and indemnities that are customary for agreements of these types. In addition, the Guaranties contain financial covenants that require the Company to maintain: (i) minimum liquidity of not less than the lower of (a) $50.0 million and (b) the greater of (A) $10.0 million and (B) 5% of the Company’s recourse indebtedness, as defined in the Guaranties; (ii) minimum consolidated net worth greater than or equal to $1.0 billion plus (a) 75% of the equity issued by the Company following the respective closing dates of the Repurchase Agreements (the “Repurchase Closing Dates”) minus (b) the aggregate amount of any redemptions or similar transaction by the Company from the Repurchase Closing Dates; (iii) maximum leverage ratio of total indebtedness to total equity less than or equal to 80%; and (iv) minimum interest coverage ratio of EBITDA (as defined in the Guaranties) to interest expense equal to or greater than 1.40. The Company believes it was in compliance with the financial covenants under the Repurchase Agreements as of June 30, 2021.
Maturities
Liquidity and Financial Condition
— As of June 30, 2021, the Company had $1.3 billion of debt maturing within the next 12 months following the date these financial statements are issued. Subsequent to June 30, 2021, the Company repaid $104.1 million of fixed rate debt, including $21.5 million of variable rate debt fixed through interest rate swap agreements, and paid down the $1.11 billion outstanding under the Credit Facilities, as further discussed in Note 17 — Subsequent Events. With respect to the remaining $99.3 million maturing within the next 12 months, the Company expects to enter into new financing arrangements or refinance existing arrangements to meet its obligations as they become due, which management believes is probable based on the current loan-to-value
ratios, the occupancy of the Company’s properties and assessment of the current lending environment. The Company believes cash on hand, proceeds from real estate asset dispositions, net cash provided by operations, borrowings available under the credit facilities or the entry into new financing arrangements will be sufficient to meet its obligations as they become due in the ordinary course of business for at least 12 months following the date these financial statements are issued.
The following table summarizes the scheduled aggregate principal repayments for the Company’s outstanding debt subsequent to June 30, 2021 (in thousands):

Principal Repayments
Remainder of 2021	$105,171
2022	1,207,098
2023	757,442
2024	474,979
2025	—
Thereafter	—

Total	$2,544,690

NOTE 9 — CREDIT FACILITIES, NOTES PAYABLE AND REPURCHASE FACILITIES
As of December 31, 2020, the Company had $2.1 billion of debt outstanding, including net deferred financing costs, with a weighted average years to maturity of 1.9 years and a weighted average interest rate of 3.4%. The weighted average years to maturity is computed using the scheduled repayment date as specified in each loan agreement where applicable. The weighted average interest rate is computed using the interest rate in effect until the scheduled repayment date.
The following table summarizes the debt balances as of December 31, 2020 and 2019, and the debt activity for the year ended December 31, 2020 (in thousands):

		During the Year Ended December 31, 2020
	Balance as of December 31, 2019	Debt Issuances & Assumptions (1)		Repayments & Modifications (2)	Accretion & (Amortization)	Balance as of December 31, 2020
Notes payable	$726,261	$92,212	(5)	$(240,377)	$—	$578,096
Credit facilities	885,000	629,025	(6)	(177,525)	—	1,336,500
Repurchase facilities	—	235,380		—	—	235,380

Total debt	1,611,261	956,617		(417,902)	—	2,149,976
Net premiums (3)	241	—		—	(92)	149
Deferred costs — credit facility (4)	(3,933)	(1,440)		— (7)	1,830	(3,543)
Deferred costs — fixed rate debt	(2,709)	—		186 (7)	934	(1,589)

Total debt, net	$1,604,860	$955,177		$(417,716)	$2,672	$2,144,993

(1)	Includes deferred financing costs incurred during the period.
(2)	In connection with the repayment of certain mortgage notes, the Company recognized a loss on extinguishment of debt of $4.8 million during the year ended December 31, 2020.
(3)
Net premiums on mortgage notes payable were recorded upon the assumption of the respective debt instruments. Amortization of these net premiums is recorded as a reduction to interest expense over the remaining term of the respective debt instruments using the effective-interest method.

(4)	Deferred costs related to the term portion of the CMFT Credit Facility (as defined below).
(5)	Represents fixed rate debt assumed upon completion of the Mergers during the year ended December 31, 2020.
(6)
Includes credit facility borrowings of $287.5 million assumed upon completion of the Mergers during the year ended December 31, 2020. (7) Represents deferred financing costs written off during the period resulting from debt repayments prior to the respective maturity dates.

Notes Payable
As of December 31, 2020, the fixed rate debt outstanding of $578.1 million included $53.6 million of variable rate debt that is fixed through interest rate swap agreements, which has the effect of fixing the variable interest rates per annum through the maturity date of the variable rate debt. The fixed rate debt has interest rates ranging from 2.6% to 5.0% per annum. The fixed rate debt outstanding matures on various dates from April 2021 through December 2024. Should a loan not be repaid by its scheduled repayment date, the applicable interest rate may increase as specified in the respective loan agreement. The aggregate balance of gross real estate assets, net of gross intangible lease liabilities, securing the fixed rate debt outstanding was $981.8 million as of December 31, 2020. Each of the mortgage notes payable comprising the fixed rate debt, is secured by the respective properties on which the debt was placed.
Credit Facilities
The Company has a second amended and restated unsecured credit agreement (the “CMFT Second Amended and Restated Credit Agreement”) with JPMorgan Chase Bank, N.A. as administrative agent (“JPMorgan Chase”), and the other lenders party thereto that provides for borrowings of up to $1.24 billion as of December 31, 2020, which includes an $885.0 million unsecured term loan (the “CMFT Term Loan”) and up to $350.0 million in unsecured revolving loans (the “CMFT Revolving Loans” and collectively, with the CMFT Term Loan, the “CMFT Credit Facility”). The CMFT Credit Facility matures on March 15, 2022.
Depending upon the type of loan specified and overall leverage ratio, the CMFT Credit Facility bears interest at (i) the one-month, two-month, three-month or six- month LIBOR multiplied by the statutory reserve rate (the “Eurodollar Rate”) plus an interest rate spread ranging from 1.65% to 2.25% or (ii) a base rate, ranging from 0.65% to 1.25%, plus the greater of: (a) JPMorgan Chase’s prime rate; (b) the Federal Funds Effective Rate (as defined in the CMFT Second Amended and Restated Credit Agreement) plus 0.50%; or (c) the one-month LIBOR multiplied by the statutory reserve rate plus 1.00%.
On December 21, 2020, as a result of the CCPT V Merger, a subsidiary of the Company assumed CCPT V’s obligations pursuant to the credit agreement by and among Cole Operating Partnership V, LP, the operating partnership of CCPT V (“CCPT V OP”), JPMorgan Chase, as administrative agent, and the lender parties thereto (the “CCPT V Credit Agreement”), including as guarantor under a guaranty provided by CCPT V, and as modified by a modification agreement dated as of May 31, 2018 and subsequently modified following the consummation of the CCPT V Merger by a second modification agreement on December 21, 2020. The CCPT V Credit Agreement allows for borrowings of up to $350.0 million (the “CCPT V Credit Facility”). The CCPT V Credit Facility includes $220.0 million in term loans (the “CCPT V Term Loans”) and up to $130.0 million in revolving loans (the “CCPT V Revolving Loans”). The CCPT V Credit Facility matures on March 15, 2022.
Depending upon the type of loan specified and overall leverage ratio, the CCPT V Credit Facility bears interest at (i) the one-month, two-month, three-month or six-month LIBOR multiplied by the statutory reserve rate (the “Adjusted LIBO Rate”) for the interest period plus an applicable rate ranging from 1.30% to 1.70%; or (ii) a base rate ranging from 0.30% to 0.70%, plus the greater of: (a) JPMorgan Chase’s Prime Rate (as defined in the CCPT V Credit Agreement); (b) the NYFRB Rate (as defined in the CCPT V Credit Agreement) plus 0.50%; or (c) the Adjusted LIBO Rate for a period of one month plus 1.0%.
As of December 31, 2020, there were no amounts outstanding under the CMFT Revolving Loans or the CCPT V Revolving Loans (collectively, the “Revolving Loans”). As of December 31, 2020, the CMFT Term Loan and CCPT V Term Loans (collectively, the “Term Loans”) outstanding totaled $1.1 billion, $1.0 billion of which is subject to interest rate swap agreements (the “Swapped Term Loans”). The interest rate swap agreements had the effect of fixing the Eurodollar Rate per annum of the Swapped Term Loans at an all-in rate of 3.9%. As of December 31, 2020, the Company had $1.1 billion outstanding under the CMFT Credit Facility and CCPT V Credit Facility (collectively, the “Credit Facilities”) at a weighted average interest rate of 3.7% and $480.0 million in unused capacity, subject to borrowing availability. The Company had available borrowings of $135.5 million as of December 31, 2020.
The CMFT Second Amended and Restated Credit Agreement and the CCPT V Credit Agreement (collectively, the “Credit Agreements”) contain provisions with respect to covenants, events of default and remedies customary for facilities of this nature. In particular, the CMFT Second Amended and Restated Credit Agreement requires the Company to maintain a minimum consolidated net worth greater than or equal to the sum of (i) $1.75 billion under the CMFT Second Amended and Restated Credit Agreement and a leverage ratio less than or equal to 60%. The CCPT V Credit Agreement requires the Company to maintain a minimum consolidated net worth not less than
$225.0 million plus 75% of the equity issued by the Company and a net leverage ratio less than or equal to 60%. Each of the Credit Agreements require the Company to maintain a fixed charge coverage ratio greater than 1.50, an unsecured debt to unencumbered asset value ratio equal to or less than 60%, an unsecured debt service coverage ratio greater than 1.75, a secured debt ratio equal to or less than 40% and the amount of secured debt that is recourse debt at no greater than 15% of total asset value. The Company believes it was in compliance with the financial covenants under the CMFT Second Amended and Restated Credit Agreement and the CCPT V Credit Agreement, as well as the financial covenants under the Company’s various fixed and variable rate debt agreements, as of December 31, 2020, with the exception of one mortgage note serviced by PNC Bank, N.A (“PNC Bank”) where the Company failed to meet the debt service coverage ratio covenant under the mortgage at December 31, 2020. Additionally, the Company previously failed to meet the debt service coverage ratio covenant under one mortgage note serviced by Wells Fargo, N.A. (“Wells Fargo”) as of September 30, 2020, but subsequently passed and was in compliance with this covenant as of December 31, 2020. Pursuant to the loan agreements, non-compliance with the debt service coverage ratio covenant triggers a cash sweep of the underlying property’s operating cash flow, which was waived by PNC Bank during the year ended December 31, 2020. As of December 31, 2020, Wells Fargo had not initiated a cash sweep of the underlying property’s operating cash flow.
On December 31, 2019 (the “Closing Date”), CMFT Corporate Credit Securities, LLC, an indirect wholly-owned, bankruptcy-remote subsidiary of the Company, entered into a revolving credit and security agreement (the “Credit and Security Agreement”) with the lenders from time to time parties thereto, Citibank, N.A. (“Citibank”), as administrative agent, CMFT Securities Investments, LLC, a wholly-owned subsidiary of the Company, as equityholder and as collateral manager, Citibank (acting through its Agency & Trust division), as both a collateral agent and as a collateral custodian, and Virtus Group, LP, as collateral administrator. The Credit and Security Agreement provides for borrowings in an aggregate principal amount up to $500.0 million (the “Credit Securities Revolver”), which may be increased from time to time pursuant to the Credit and Security Agreement. As of December 31, 2020, the amounts borrowed and outstanding under the Credit Securities Revolver totaled $231.5 million at a weighted average interest rate of 1.9%.
Borrowings under the Credit and Security Agreement will bear interest equal to the three-month LIBOR for the relevant interest period, plus an applicable rate. The applicable rate is 1.70% per annum during the reinvestment period and 2.00% per annum during the amortization period (and, in each case, an additional 2.00% per annum following an event of default under the Credit and Security Agreement). The reinvestment period begins on the Closing Date and concludes on the earlier of (i) the date that is three years after the Closing Date, (ii) the final maturity date and (iii) the date on which the total assets under management of the Company and its wholly- owned subsidiaries is less than $1.25 billion (the “Reinvestment Period”). The final maturity date is the earliest to occur of: (i) the date that the Credit Securities Revolver is paid down and (ii) the second anniversary after the Reinvestment Period concludes. Borrowings under the Credit and Security Agreement are secured by substantially all of the assets held by CMFT Corporate Credit Securities, LLC, which shall primarily consist of broadly-syndicated senior secured loans subject to certain eligibility criteria under the Credit and Security Agreement.
Repurchase Facilities
On June 4, 2020, CMFT RE Lending RF Sub CB, LLC, an indirect wholly-owned subsidiary of the Company, entered into a Master Repurchase Agreement with Citibank (the “Citibank Repurchase Agreement”), which provides up to $300.0 million of financing primarily through Citibank’s purchase of the Company’s CRE mortgage loans and future funding advances (the “Citibank Repurchase Facility”). Additionally, on September 21, 2020, CMFT RE Lending RF Sub BB, LLC, an indirect wholly-owned subsidiary of the Company, entered into a second Master Repurchase Agreement with Barclays Bank PLC (“Barclays”) (the “Barclays Repurchase Agreement”), which provides up to $500.0 million of financing primarily through
Barclays’ purchase of the Company’s CRE mortgage loans and future funding advances (the “Barclays Repurchase Facility”, and collectively with the Citibank Repurchase Facility, the “Repurchase Facilities”). The Citibank Repurchase Agreement and the Barclays Repurchase Agreement (collectively, the “Repurchase Agreements”) provide for simultaneous agreements by Citibank and Barclays to re- sell such purchased CRE mortgage loans back to CMFT RE Lending RF Sub CB, LLC and CMFT RE Lending RF Sub BB, LLC (collectively, the “CMFT Lending Subs”) at a certain future date or upon demand. Advances under the Repurchase Agreements accrue interest at per annum rates based on the one-month LIBOR, plus a spread ranging from 2.00% to 2.40% to be determined on a case-by-case basis between Citibank or Barclays and the CMFT Lending Subs. The Repurchase Facilities mature on various dates between June 2023 and September 2023, with two one-year extension options, subject to certain conditions set forth in the Repurchase Agreements.
In connection with the Repurchase Agreements, the Company (as the guarantor) entered into guaranties with Citibank and Barclays (the “Guaranties”), under which the Company agreed to guarantee up to 25% of the CMFT Lending Subs’ obligations under the Repurchase Agreements. As of December 31, 2020, the Company had four senior loans with an aggregate carrying value of $341.5 million financed with $235.4 million under the Repurchase Facilities, $109.1 million of which was financed under the Barclays Repurchase Facility at a weighted average interest rate of 2.9%, and $126.3 million of which was financed under the Citibank Repurchase Facility at a weighted average interest rate of 2.3%.
The Repurchase Agreements and the Guaranties contain representations, warranties, covenants, conditions precedent to funding, events of default and indemnities that are customary for agreements of these types. In addition, the Guaranties contains financial covenants that require the Company to maintain: (i) minimum liquidity of not less than the lower of (a) $50.0 million and (b) the greater of (A) $10.0 million and (B) 5% of the Company’s recourse indebtedness, as defined in the Guaranties; (ii) minimum consolidated net worth greater than or equal to $1.0 billion plus (a) 75% of the equity issued by the Company following the respective closing dates of the Repurchase Agreements (the “Repurchase Closing Dates”) minus (b) the aggregate amount of any redemptions or similar transaction by the Company from the Repurchase Closing Dates; (iii) maximum leverage ratio of total indebtedness to total equity less than or equal to 80%; and (iv) minimum interest coverage ratio of EBITDA (as defined in the Guaranties) to interest expense equal to or greater than 1.40. The Company believes it was in compliance with the financial covenants under the Repurchase Agreements as of December 31, 2020.
Maturities
Liquidity and Financial Condition
— As of December 31, 2020, the Company had $1.2 billion of debt maturing within the next 12 months following the date these financial statements are issued. The Company expects to enter into new financing arrangements or refinance existing arrangements to meet its obligations as they become due, which management believes is probable based on the current loan-to-value ratios, the occupancy of the Company’s properties and assessment of the current lending environment. The Company believes cash on hand, proceeds from real estate asset dispositions, net cash provided by operations, borrowings available under the credit facilities or the entry into new financing arrangements will be sufficient to meet its obligations as they become due in the ordinary course of business for at least 12 months following the date these financial statements are issued.

The following table summarizes the scheduled aggregate principal repayments for the Company’s outstanding debt subsequent to December 31, 2020 (in thousands):

Year Ending December 31,	Principal Repayments
2021	$138,210
2022	1,134,391
2023	554,783
2024	322,592
2025	—
Thereafter	—

Total	$2,149,976